BlackRock U.S. Government Bond Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited)
March 31, 2022
Security
Par (000)
Par (000) Value
Asset-Backed Securities
(a)(b)
Dryden XXVIII Senior Loan Fund, Series 2013-
28A, Class A1LR, (LIBOR USD 3 Month +
1.20%), 1.71%, 08/15/30 ............ USD 500 $ 497,673
Romark WM-R Ltd., Series 2018-1A, Class
A1, (LIBOR USD 3 Month + 1.03%), 1.28%,
04/20/31 ...................... 396 392,695
Total Asset-Backed Securities — 2.1%
(Cost: $895,847) ................................ 890,368
Foreign Government Obligations
Russia — 0.0%
Russian Federation, 6.10%
,
07/18/35 ..... RUB 982 363
Total Foreign Government Obligations — 0.0%
(Cost: $10,382) ................................ 363
Non-Agency Mortgage-Backed Securities
Commercial Mortgage-Backed Securities — 9.6%
280 Park Avenue Mortgage Trust, Series
2017-280P, Class A, (LIBOR USD 1 Month +
0.88%), 1.19%, 09/15/34
(a)(b)
......... USD 121 120,411
BANK, Series 2022-BNK40, Class A4, 3.51%,
03/15/64
(a)
..................... 40 40,277
Benchmark Mortgage Trust, Series 2022-B33,
Class A5, 3.46%, 03/15/55 .......... 85 85,809
BFLD Trust, Series 2020-EYP, Class A, (LIBOR
USD 1 Month + 1.15%), 1.55%, 10/15/35
(a)(b)
128 126,565
BPR Trust, Series 2021-TY, Class A, (LIBOR
USD 1 Month + 1.05%), 1.45%, 09/15/38
(a)(b)
131 129,032
BX Commercial Mortgage Trust
(b)
Series 2019-XL, Class A, (LIBOR USD 1
Month + 0.92%), 1.32%, 10/15/36
(a)
.. 83 83,060
Series 2019-XL, Class D, (LIBOR USD 1
Month + 1.45%), 1.85%, 10/15/36
(a)
.. 255 252,595
Series 2020-FOX, Class B, (LIBOR USD 1
Month + 1.35%), 1.75%, 11/15/32
(a)
.. 111 110,063
Series 2020-VIV4, Class A, 2.84%, 03/09/44 160 149,682
Series 2021-CIP, Class A, (LIBOR USD 1
Month + 0.92%), 1.32%, 12/15/38
(a)
.. 133 130,836
BX Trust
(b)
Series 2019-OC11, Class A, 3.20%,
12/09/41 .................... 275 265,476
Series 2021-MFM1, Class C, (LIBOR USD 1
Month + 1.20%), 1.60%, 01/15/34
(a)
.. 30 29,020
Series 2021-VIEW, Class A, (LIBOR USD 1
Month + 1.28%), 1.68%, 06/15/23
(a)
.. 50 49,392
CFK Trust, Series 2020-MF2, Class B, 2.79%,
03/15/39
(b)
..................... 140 131,116
Citigroup Commercial Mortgage Trust, Series
2016-P6, Class B, 4.17%, 12/10/49
(a)
... 50 49,909
Commercial Mortgage Trust
Series 2017-COR2, Class AM, 3.80%,
09/10/50 .................... 19 19,318
Series 2017-PANW, Class A, 3.24%,
10/10/29
(b)
................... 350 344,452
Credit Suisse Mortgage Capital Certificates,
Series 2020-NET, Class A, 2.26%,
08/15/37
(b)
..................... 98 93,099
CSAIL Commercial Mortgage Trust
Series 2018-CX11, Class A5, 4.03%,
04/15/51
(a)
................... 42 42,996
Series 2019-C16, Class A3, 3.33%,
06/15/52 .................... 134 131,969
Security
Par (000)
Par (000) Value
Commercial Mortgage-Backed Securities (continued)
CSMC Trust, Series 2021-BHAR, Class A,
(LIBOR USD 1 Month + 1.15%), 1.55%,
11/15/38
(a)(b)
.................... USD 146 $ 145,786
GCT Commercial Mortgage Trust, Series
2021-GCT, Class A, (LIBOR USD 1 Month +
0.80%), 1.20%, 02/15/38
(a)(b)
......... 100 98,297
Great Wolf Trust, Series 2019-WOLF, Class
A, (LIBOR USD 1 Month + 1.03%), 1.43%,
12/15/36
(a)(b)
.................... 90 88,813
GS Mortgage Securities Corp. Trust
(a)(b)
Series 2020-TWN3, Class A, (LIBOR USD 1
Month + 2.00%), 2.40%, 11/15/37 ... 170 169,782
Series 2021-DM, Class A, (LIBOR USD 1
Month + 0.89%), 1.28%, 11/15/36 ... 154 150,742
Series 2021-STAR, Class A, (LIBOR USD 1
Month + 0.95%), 1.35%, 12/15/36 ... 126 124,728
Hudson Yards Mortgage Trust, Series 2019-
30HY, Class D, 3.44%, 07/10/39
(a)(b)
.... 101 93,832
JPMorgan Chase Commercial Mortgage
Securities Trust
(a)(b)
Series 2020-609M, Class A, (LIBOR USD 1
Month + 1.37%), 1.77%, 10/15/33 ... 100 98,240
Series 2022-ACB, Class A, (SOFR30A +
1.40%), 1.45%, 03/15/39 ......... 80 79,824
Med Trust, Series 2021-MDLN, Class A,
(LIBOR USD 1 Month + 0.95%), 1.35%,
11/15/38
(a)(b)
.................... 136 133,652
Morgan Stanley Capital I Trust
(a)
Series 2018-H3, Class B, 4.62%, 07/15/51 34 35,294
Series 2018-SUN, Class A, (LIBOR USD 1
Month + 0.90%), 1.30%, 07/15/35
(b)
.. 130 128,365
MTN Commercial Mortgage Trust, Series 2022-
LPFL, Class A, (TSFR1M + 1.40%), 1.45%,
03/15/39
(a)(b)
.................... 220 219,035
Wells Fargo Commercial Mortgage Trust,
Series 2021-FCMT, Class A, (LIBOR USD 1
Month + 1.20%), 1.60%, 05/15/31
(a)(b)
... 140 138,430
4,089,897
Interest Only Commercial Mortgage-Backed Securities — 0.8%
(a)
Arbor Multifamily Mortgage Securities Trust,
Series 2021-MF3, Class XA, 0.74%,
10/15/54
(b)
..................... 110 5,516
Benchmark Mortgage Trust, Series 2020-B20,
Class XA, 1.62%, 10/15/53 .......... 1,015 94,981
CSAIL Commercial Mortgage Trust, Series
2019-C16, Class XA, 1.56%, 06/15/52 .. 1,532 134,674
UBS Commercial Mortgage Trust, Series 2019-
C17, Class XA, 1.48%, 10/15/52 ...... 979 82,362
317,533
Total Non-Agency Mortgage-Backed Securities — 10.4%
(Cost: $4,546,546) .............................. 4,407,430
U.S. Government Sponsored Agency Securities
Agency Obligations — 1.0%
Federal Home Loan Bank, 4.00%, 04/10/28 . 400 430,624
Collateralized Mortgage Obligations — 0.3%
Federal National Mortgage Association, Series
2011-8, Class ZA, 4.00%, 02/25/41 ..... 78 78,874
Government National Mortgage Association
Variable Rate Notes, Series 2014-107, Class
WX, 6.79%, 07/20/39
(a)
............. 57 62,287
141,161

BlackRock U.S. Government Bond Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
March 31, 2022
Security
Par (000)
Par (000) Value
Interest Only Collateralized Mortgage Obligations — 0.3%
Federal National Mortgage Association
Series 2020-32, 4.00%, 05/25/50 ...... USD 95 $ 15,785
Series 2020-32, Class PI, 4.00%, 05/25/50 108 17,769
Government National Mortgage Association
Series 2020-115, Class IM,
3.50%, 08/20/50
(c)
.............. 132 20,295
Series 2020-146, Class DI, 2.50%, 10/20/50 154 18,455
Series 2020-162, Class TI, 2.50%, 10/20/50 311 37,238
Series 2020-175, Class DI, 2.50%, 11/20/50 83 10,028
Series 2020-185, Class MI, 2.50%, 12/20/50 175 23,115
142,685
Interest Only Commercial Mortgage-Backed Securities — 0.8%
(a)
Federal Home Loan Mortgage Corp. Multifamily
Structured Pass-Through Certificates
Variable Rate Notes
Series K094, Class X1, 0.88%, 06/25/29 . 182 9,822
Series K105, Class X1, 1.52%, 01/25/30 . 551 54,310
Series K109, Class X1, 1.58%, 04/25/30 . 123 12,656
Series K113, Class X1, 1.39%, 06/25/30 . 200 18,521
Series K115, Class X1, 1.33%, 06/25/30 . 256 22,915
Series K116, Class X1, 1.43%, 07/25/30 . 100 9,441
Series K119, Class X1, 0.93%, 09/25/30 . 150 9,631
Series K120, Class X1, 1.04%, 10/25/30 . 735 52,201
Series K122, Class X1, 0.88%, 11/25/30 . 219 13,425
Federal National Mortgage Association ACES
Variable Rate Notes, Series 2020-M21,
Class AX, 1.56%, 01/25/58 .......... 224 36,019
Government National Mortgage Association
Variable Rate Notes
Series 2002-83, 0.00%, 10/16/42
(c)
..... 206 2
Series 2003-17, 0.00%, 03/16/43
(c)
..... 184 2
Series 2003-109, 0.00%, 11/16/43 ..... 319 12
Series 2016-22, 0.72%, 11/16/55 ...... 1,117 31,988
Series 2016-45, 0.81%, 02/16/58 ...... 470 19,428
Series 2016-151, 0.91%, 06/16/58 ..... 453 20,567
Series 2017-30, 0.54%, 08/16/58 ...... 208 6,687
Series 2017-61, 0.77%, 05/16/59 ...... 175 7,989
Series 2017-64, 0.74%, 11/16/57 ...... 140 6,574
332,190
Mortgage-Backed Securities — 61.1%
Federal Home Loan Mortgage Corp.
2.50%, 03/01/30 - 04/01/31 .......... 95 94,509
3.00%, 09/01/27 - 12/01/46 .......... 162 162,613
3.50%, 04/01/31 - 01/01/48 .......... 218 224,338
4.00%, 08/01/40 - 12/01/45 .......... 29 30,568
4.50%, 02/01/39 - 07/01/47 .......... 103 109,799
5.00%, 11/01/41 ................. 44 47,952
5.50%, 06/01/41 ................. 51 56,635
8.00%, 03/01/30 - 06/01/31 .......... 9 8,638
Federal National Mortgage Association
3.50%, 11/01/46 ................. 89 90,328
4.00%, 01/01/41 ................. 3 2,637
Government National Mortgage Association
2.00%, 08/20/50 - 11/20/50 .......... 301 287,542
2.00%, 04/15/52
(d)
................ 740 703,640
2.50%, 10/20/51 - 12/20/51 .......... 515 500,596
2.50%, 04/15/52 - 05/15/52
(d)
......... 1,269 1,230,566
3.00%, 02/15/45 ................. 14 14,095
3.00%, 04/15/52 - 05/15/52
(d)
......... 782 772,376
3.50%, 01/15/42 - 04/20/48 .......... 599 611,549
3.50%, 04/15/52
(d)
................ 100 100,547
4.00%, 10/20/40 - 06/20/50 .......... 1,047 1,081,858
4.50%, 12/20/39 - 08/20/50 .......... 400 425,135
4.50%, 04/15/52
(d)
................ 100 103,375
Security
Par (000)
Par (000) Value
Mortgage-Backed Securities (continued)
5.00%, 07/15/39 - 07/20/44 .......... USD 32 $ 35,714
5.00%, 05/15/52
(d)
................ 126 131,424
Uniform Mortgage-Backed Securities
1.50%, 04/25/37 - 04/25/52
(d)
......... 1,115 1,010,123
1.50%, 11/01/41 - 12/01/41 .......... 622 563,873
2.00%, 10/01/31 - 02/01/52 .......... 1,916 1,787,842
2.00%, 04/25/37 - 05/25/52
(d)
......... 3,398 3,217,748
2.50%, 04/01/30 - 02/01/52 .......... 2,018 1,948,062
2.50%, 04/25/52 - 05/25/52
(d)
......... 2,328 2,219,208
3.00%, 04/01/29 - 08/01/50 .......... 1,274 1,269,884
3.00%, 04/25/52 - 05/25/52
(d)
......... 1,336 1,306,024
3.50%, 08/01/30 - 01/01/51 .......... 1,075 1,085,485
3.50%, 04/25/52 - 05/25/52
(d)
......... 1,330 1,331,596
4.00%, 09/01/33 - 05/01/52 .......... 982 1,016,029
4.00%, 04/25/52 - 05/25/52
(d)
......... 1,645 1,677,347
4.50%, 06/01/26 - 07/01/48 .......... 343 362,506
5.00%, 02/01/35 - 12/01/43 .......... 106 113,881
5.50%, 09/01/36 - 09/01/39 .......... 147 160,830
6.00%, 04/01/35 - 09/01/40 .......... 110 122,382
6.50%, 05/01/40 ................. 23 25,371
26,044,625
Total U.S. Government Sponsored Agency Securities — 63.5%
(Cost: $27,709,111) .............................. 27,091,285
U.S. Treasury Obligations
U.S. Treasury Bonds
4.25%, 05/15/39 ................. 160 200,356
4.50%, 08/15/39 ................. 160 206,519
4.38%, 11/15/39 ................. 160 203,394
1.75%, 08/15/41 ................. 1 1,213
3.13%, 02/15/43 ................. 610 656,512
2.88%, 05/15/43 - 11/15/46 .......... 1,200 1,251,800
3.63%, 08/15/43 ................. 610 707,695
3.75%, 11/15/43 ................. 610 721,468
3.00%, 02/15/48 ................. 590 642,800
2.25%, 08/15/49 ................. 727 691,275
1.63%, 11/15/50 ................. 105 86,043
U.S. Treasury Notes
1.75%, 04/30/22 ................. 2,230 2,232,694
2.13%, 12/31/22 - 05/15/25 .......... 2,470 2,460,270
2.75%, 05/31/23 ................. 380 383,681
2.00%, 02/15/25 ................. 1,470 1,449,328
1.50%, 08/15/26 ................. 1,700 1,629,145
2.25%, 08/15/27 ................. 1,180 1,167,278
2.88%, 08/15/28 ................. 350 358,627
3.13%, 11/15/28 ................. 350 364,424
1.63%, 08/15/29 ................. 125 118,540
Total U.S. Treasury Obligations — 36.4%
(Cost: $15,624,818) .............................. 15,533,062
Total Long-Term Investments — 112.4%
(Cost: $48,786,704) .............................. 47,922,508
Security
Shares
Shares Value
Short-Term Securities
Money Market Funds
BlackRock Liquidity Funds, T-Fund, Institutional
Class, 0.21%
(e)(f)
................. 5,665,687 $ 5,665,687
Total Money Market Funds — 13.3%
(Cost: $5,665,687) .............................. 5,665,687

BlackRock U.S. Government Bond Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
March 31, 2022
Security
Par (000)
Pa r (000) Value
U.S. Government Sponsored Agency Securities
Agency Obligations — 9.8%
Federal Home Loan Bank Discount Notes,
0.28%, 05/20/22
(g)
............... USD 4,200 $ 4,197,604
Total U.S. Government Sponsored Agency Securities — 9.8%
(Cost: $4,198,428) .............................. 4,197,604
Total Short-Term Securities — 23.1%
(Cost: $9,864,115) .............................. 9,863,291
Total Options Purchased — 0.2%
(Cost: $26,178) ................................ 55,524
Total Investments Before Options Written and TBA Sale
Commitments — 135.7%
(Cost: $58,676,997 ) .............................. 57,841,323
Total Options Written — (0.6)%
(Premium Received — $(148,206)) ................... (252,763)
Security
Par (000)
Pa r (000) Value
TBA Sale Commitments
(d)
Mortgage-Backed Securities — (11.3)%
Government National Mortgage Association
2.50% ,  04/15/52 ................. USD (677) $ (656,611)
3.00% ,  04/15/52 ................. (161) (159,081)
4.00% ,  04/15/52 ................. (51) (52,004)
4.50% ,  04/15/52 ................. (409) (422,804)
3.50% ,  05/15/52 ................. (36) (36,084)
Uniform Mortgage-Backed Securities
2.00% ,  04/25/37 - 04/25/52 .......... (746) (713,545)
2.50% ,  04/25/37 - 04/25/52 .......... (641) (612,470)
3.00% ,  04/25/37 - 04/25/52 .......... (505) (498,093)
3.50% ,  04/25/37 - 04/25/52 .......... (289) (290,041)
1.50% ,  04/25/52 ................. (560) (499,600)
4.00% ,  04/25/52 - 05/25/52 .......... (509) (518,406)
4.50% ,  04/25/52 ................. (346) (358,542)
Total TBA Sale Commitments — (11.3)%
(Proceeds: $(4,869,391)) .......................... (4,817,281)
Total Investments Net of Options Written and TBA Sale
Commitments — 123.8%
(Cost: $53,659,400 ) .............................. 52,771,279
Liabilities in Excess of Other Assets — (23.8)% ........... (10,129,614)
Net Assets — 100.0% .............................. $ 42,641,665
(a)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(c)
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)
Represents or includes a TBA transaction.
(e)
Annualized 7-day yield as of period end.
(f)
Affiliate of the Fund.
(g)
Rates are discount rates or a range of discount rates as of period end.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended March 31, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as
amended, were as follows:
Affiliated Issuer
Value at
12/31/21
Purchases at
Cost
Proceeds from
Sale
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
03/31/22
Shares
Held at
03/31/22 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Liquidity Funds,
T-Fund, Institutional Class
(a)
.. $ 9,926,837 $ — $ (4,261,150) $ — $ — $ 5,665,687 5,665,687 $ 107 $ —
— —
(a) Represents net amount purchased (sold).

BlackRock U.S. Government Bond Portfolio

Schedule of Investments
(unaudited) (continued)
March 31, 2022
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
Euro-Bund .............................................................. 2 06/08/22 $ 351 $ (5,187)
U.S. Treasury 10 Year Ultra Note ............................................... 1 06/21/22 136 1,426
U.S. Treasury Ultra Bond .................................................... 4 06/21/22 709 (20,066)
U.S. Treasury 2 Year Note .................................................... 19 06/30/22 4,024 (9,821)
U.S. Treasury 5 Year Note .................................................... 7 06/30/22 802 (13,138)
(46,786)
Short Contracts
Euro-BTP ............................................................... 2 06/08/22 306 13,851
U.S. Treasury 10 Year Note ................................................... 8 06/21/22 982 594
U.S. Treasury Long Bond .................................................... 6 06/21/22 902 14,332
28,777
$ (18,009)
Forward Foreign Currency Exchange Contracts
Currency
Purchased
Currency
Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
COP 38,400,000 USD 10,000 Deutsche Bank AG 04/20/22 $ 156
EUR 10,000 USD 10,998 Barclays Bank plc 04/20/22 69
MXN 204,738 USD 10,000 State Street Bank and Trust Co. 04/20/22 265
RUB 116,927 USD 1,329 Goldman Sachs International 05/24/22 236
RUB 266,670 USD 2,213 JPMorgan Chase Bank NA 05/24/22 1,356
2,082
USD 10,000 COP 38,045,000 Barclays Bank plc 04/20/22 (62)
USD 10,000 COP 38,164,500 Citibank NA 04/20/22 (93)
USD 11,004 EUR 10,000 Bank of New York Mellon 04/20/22 (64)
USD 10,000 ZAR 150,911 UBS AG 04/20/22 (307)
USD 10,348 RUB 800,000 JPMorgan Chase Bank NA 05/24/22 (358)
USD 18,824 CAD 24,000 Morgan Stanley & Co. International plc 06/15/22 (370)
(1,254)
$ 828
Exchange-Traded Options Purchased
Description
Number of
Contracts
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
Put
U.S. Treasury 10 Year Note ..................... 16 05/20/22 USD 119.00 USD 1,600 $ 4,250
OTC Interest Rate Swaptions Purchased
Paid by the Fund Received by the Fund
Description Rate Frequency Rate Frequency Counterparty
Expiration
Date Exercise Rate
Notional
Amount (000) Value
Put
3Yx1Y Interest Rate Swap
(a)
. 2.02% Semi-Annual 1 day SOFR Quarterly Bank of America NA 05/04/22 2.02 % USD 8,140 $ 16,859
10-Year Interest Rate Swap
(a)
2.15% Semi-Annual 1 day SOFR Annual Deutsche Bank AG 01/20/23 2.15 USD 1,000 34,415

BlackRock U.S. Government Bond Portfolio

Schedule of Investments
(unaudited) (continued)
March 31, 2022
OTC Interest Rate Swaptions Purchased (continued)
Paid by the Fund Received by the Fund
Description Rate Frequency Rate Frequency Counterparty
Expiration
Date Exercise Rate
Notional
Amount (000) Value
$ 51,274
(a)
Forward settling swaption.
OTC Interest Rate Swaptions Written
Paid by the Fund Received by the Fund
Description Rate Frequency Rate Frequency Counterparty
Expiration
Date Exercise Rate
Notional
Amount (000) Value
Call
2-Year Interest Rate Swap
(a)
. 1.51% Semi-Annual 1 day SOFR Annual Barclays Bank plc 08/16/22 1.51 % USD 1,400 $ (925)
2-Year Interest Rate Swap
(a)
. 1.22% Semi-Annual 1 day SOFR Annual Bank of America NA 09/02/22 1.22 USD 1,400 (608)
10-Year Interest Rate Swap
(a)
1.99% Semi-Annual 3 month LIBOR Quarterly Deutsche Bank AG 10/28/22 1.99 USD 1,000 (11,824)
10-Year Interest Rate Swap
(a)
2.10% Semi-Annual 1 day SOFR Annual Bank of America NA 03/17/23 2.10 USD 300 (9,254)
(22,611)
Put
10-Year Interest Rate Swap
(a)
3 month LIBOR Quarterly 1.84% Semi-Annual Barclays Bank plc 04/20/22 1.84 USD 1,000 (50,478)
2-Year Interest Rate Swap
(a)
. 3 month LIBOR Quarterly 0.95% Semi-Annual Deutsche Bank AG 04/28/22 0.95 USD 2,200 (71,251)
3Yx1Y Interest Rate Swap
(a)
. 1 day SOFR At Termination 2.32% At Termination Bank of America NA 05/04/22 2.32 USD 8,140 (6,508)
2-Year Interest Rate Swap
(a)
. 1 day SOFR Annual 2.21% Semi-Annual Barclays Bank plc 08/16/22 2.21 USD 1,400 (15,338)
2-Year Interest Rate Swap
(a)
. 1 day SOFR Annual 1.95% Semi-Annual Bank of America NA 09/02/22 1.95 USD 1,400 (21,586)
10-Year Interest Rate Swap
(a)
3 month LIBOR Quarterly 1.99% Semi-Annual Deutsche Bank AG 10/28/22 1.99 USD 1,000 (53,205)
10-Year Interest Rate Swap
(a)
1 day SOFR Annual 2.10% Semi-Annual Bank of America NA 03/17/23 2.10 USD 300 (11,631)
(229,997)
$ (252,608)
(a)
Forward settling swaption.
Centrally Cleared Interest Rate Swap s
Paid by the Fund Received by the Fund
Rate Frequency Rate Frequency
Effective
Date
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
1 day Fed Funds At Termination 1.18% At Termination 07/27/22
(a)
09/21/22 USD 15,040 $ (11,466) $ — $ (11,466)
1 day Fed Funds At Termination 1.20% At Termination 07/27/22
(a)
09/21/22 USD 14,500 (10,561) — (10,561)
1 day Fed Funds At Termination 1.24% At Termination 07/27/22
(a)
09/21/22 USD 2,842 (1,885) — (1,885)
0.71% Semi-Annual 3 month LIBOR Quarterly N/A 11/03/23 USD 1,170 26,956 — 26,956
1.61% Semi-Annual 3 month LIBOR Quarterly N/A 10/01/29 USD 400 20,456 — 20,456
4 week TIIE Monthly 7.60% Monthly N/A 01/01/32 MXN 259 (503) — (503)
4 week TIIE Monthly 7.57% Monthly N/A 01/12/32 MXN 295 (615) — (615)
4 week TIIE Monthly 7.53% Monthly N/A 01/23/32 MXN 173 (379) — (379)
3 month LIBOR Quarterly 1.75% Semi-Annual N/A 03/04/32 USD 200 (11,493) — (11,493)
4 week TIIE Monthly 8.29% Monthly N/A 03/17/32 MXN 150 65 — 65
2.16% Annual 1 day SOFR Annual 04/01/22
(a)
04/01/32 USD 200 (754) — (754)
$ 9,821 $ — $ 9,821
(a)
Forward swap.

BlackRock U.S. Government Bond Portfolio

Schedule of Investments
(unaudited) (continued)
March 31, 2022
i
Centrally Cleared Inflation Swap s
Paid by the Fund Received by the Fund
Reference Frequency Rate Frequency
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
U.S. Consumer Price Index
All Items Monthly At Termination 3.50% At Termination 03/31/27 USD 201 $ 1,309 $ — $ 1,309
U.S. Consumer Price Index
All Items Monthly At Termination 3.52% At Termination 03/31/27 USD 201 1,528 — 1,528
U.S. Consumer Price Index
All Items Monthly At Termination 2.47% At Termination 04/26/31 USD 225 (24,185) — (24,185)
U.S. Consumer Price Index
All Items Monthly At Termination 2.54% At Termination 06/18/31 USD 241 (22,772) — (22,772)
U.S. Consumer Price Index
All Items Monthly At Termination 2.89% At Termination 10/29/31 USD 102 (3,818) — (3,818)
U.S. Consumer Price Index
All Items Monthly At Termination 2.88% At Termination 11/01/31 USD 102 (3,923) — (3,923)
U.S. Consumer Price Index
All Items Monthly At Termination 2.76% At Termination 11/05/31 USD 107 (5,391) — (5,391)
U.S. Consumer Price Index
All Items Monthly At Termination 2.77% At Termination 11/05/31 USD 107 (5,363) — (5,363)
U.S. Consumer Price Index
All Items Monthly At Termination 2.80% At Termination 11/08/31 USD 45 (2,084) — (2,084)
U.S. Consumer Price Index
All Items Monthly At Termination 2.82% At Termination 11/10/31 USD 62 (2,737) — (2,737)
U.S. Consumer Price Index
All Items Monthly At Termination 2.89% At Termination 11/15/31 USD 54 (1,948) — (1,948)
U.S. Consumer Price Index
All Items Monthly At Termination 2.93% At Termination 11/15/31 USD 54 (1,764) — (1,764)
U.S. Consumer Price Index
All Items Monthly At Termination 2.89% At Termination 02/28/32 USD 107 (1,906) — (1,906)
$ (73,054) $ — $ (73,054)
OTC Credit Default Swap s — Buy Protection
Reference Obligation/Index
Financing
Rate Paid
by the Fund
Payment
Frequency Counterparty
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
United Mexican States ...... 1.00 % Quarterly Goldman Sachs International 06/20/27 USD 10 $ 2 $ (22) $ 24
$ – $ – $ –
OTC Interest Rate Swaps
Paid by the Fund Received by the Fund
Rate Frequency Rate Frequency Counterparty
Termination
Date
Notional
Amount
(000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
1 day
BZDIOVER At Termination 11.47% At Termination
Goldman Sachs
International 01/02/24 BRL 80 $ (142) $ — $ (142)
The following reference rates, and their values as of period end, are used for security descriptions:
Reference Index Reference Rate
1 day BZDIOVER ..................................... Overnight Brazil CETIP — Interbank Rate 0.04%
1 day Fed Funds ...................................... 1 day Fed Funds 0.33
1 day SOFR ......................................... Secured Overnight Financing Rate 0.16
28 day MXIBTIIE ...................................... Mexico Interbank TIIE 28-Day 6.72
3 month LIBOR ....................................... London Interbank Offered Rate 0.96

BlackRock U.S. Government Bond Portfolio

Schedule of Investments
(unaudited) (continued)
March 31, 2022
Glossary of Terms Used in this Report
Currency Abbreviation
BRL Brazilian Real
CAD Canadian Dollar
COP Colombian Peso
EUR Euro
MXN Mexican Peso
RUB New Russian Ruble
USD United States Dollar
ZAR South African Rand
Portfolio Abbreviation
BZDIOVER Overnight Brazil CETIP — Interbank Rate
CSMC Credit Suisse Mortgage Capital
LIBOR London Interbank Offered Rate
OTC Over-the-counter
SOFR Secured Overnight Financing Rate
TBA To-be-announced

BlackRock U.S. Government Bond Portfolio

Schedule of Investments
(unaudited) (continued)
March 31, 2022
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
•     Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
•     Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities
      (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and
•     Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available
      (including the BlackRock Global Valuation Methodologies Committee's (the "Global Valuation Committee's") assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for
Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Asset-Backed Securities ................................... $ — $ 890,368 $ — $ 890,368
Foreign Government Obligations .............................. — 363 — 363
Non-Agency Mortgage-Backed Securities ........................ — 4,407,430 — 4,407,430
U.S. Government Sponsored Agency Securities .................... — 27,070,986 20,299 27,091,285
U.S. Treasury Obligations ................................... — 15,533,062 — 15,533,062
Short-Term Securities
Money Market Funds ...................................... 5,665,687 — — 5,665,687
U.S. Government Sponsored Agency Securities .................... — 4,197,604 — 4,197,604
Options Purchased
Interest rate contracts ...................................... 4,250 51,274 — 55,524
Liabilities
Investments
TBA Sale Commitments .................................... — (4,817,281) — (4,817,281)
$ 5,669,937 $ 47,333,806 $ 20,299 $ 53,024,042
Derivative Financial Instruments
(a)
Assets
Credit contracts ........................................... $ — $ 24 $ — $ 24
Foreign currency exchange contracts ............................ — 2,082 — 2,082
Interest rate contracts ....................................... 30,203 47,477 — 77,680
Liabilities
Foreign currency exchange contracts ............................ — (1,254) — (1,254)
Interest rate contracts ....................................... (48,212) (290,561) — (338,773)
$ (18,009) $ (242,232) $ — $ (260,241)
(a)
Derivative financial instruments are swaps, futures contracts, forward foreign currency exchange contracts and options written. Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument and options written are shown at value.